Equity - Dividends and Allocation of Net Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allocation of net income [abstract]
Net income for the period attributable to shareholders of Ultrapar	R$ 373,526	R$ 1,150,421	R$ 1,526,505
Minimum mandatory dividends	186,763
Legal reserve (5% of the net income)	18,676
Additional dividends to minimum mandatory dividends	168,087
Total allocation of net income	373,526
Allocation Of Dividends [Abstract]
Minimum mandatory dividends	186,763
Additional dividends to minimum mandatory dividends	168,087
Dividends on statutory reserve	124,002
Total allocation	478,852
Interim dividends paid (R$ 0.20 per share)	(217,382)
Dividends payable (R$ 0.24 per share)	R$ 261,470